Shareholders’ (Deficiency) Equity (Details) - Schedule of total equity-based compensation expense - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Total Equity Based Compensation Expense Abstract
Research and development	$ 372	$ 4,289	$ 654
Marketing expenses	20	210	7
General and administrative	204	2,249	151
Total share-based compensation expense	$ 596	$ 6,748	$ 812